FINANCIAL INSTRUMENTS - Carrying amounts and fair values of financial instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount		$ (572)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	$ (135)	(103)
Other long-term liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Other long-term liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(17)	(103)
Other long-term liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(118)	0
Fixed rate long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(20,623)	(22,458)
Fixed rate long-term debt | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(15,620)	(15,989)
Fixed rate long-term debt | Fixed interest rate | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(15,952)	(17,259)
Fixed rate long-term debt | Fixed interest rate | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Fixed rate long-term debt | Fixed interest rate | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	524	893
Investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	524	893
Investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	964	714
Other long-term assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	373	204
Other long-term assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 591	$ 510